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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21460

                       Pioneer Series Trust II
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer AMT-Free Municipal Fund

 Schedule of Investments 9/30/2013

 Shares

 Value

 COMMON STOCKS - 0.1%

 Commercial Services & Supplies - 0.1%

 Research & Consulting Services - 0.1%

 200

 Center For Medical Science, Inc. (144A) *

 $

 640,000

 Total Commercial Services & Supplies

 $

 640,000

 TOTAL COMMON STOCKS

 (Cost $640,000)

 $

 640,000

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 MUNICIPAL BONDS - 98.8%

 Alabama - 0.2%

 1,500,000

 NR/NR

 Sylacauga Health Care Authority, 6.0%, 8/1/35

 $

 1,398,150

 Arizona - 4.0%

 5,145,000

 AA-/NR

 Arizona Health Facilities Authority, 5.5%, 1/1/38

 $

 5,335,674

 4,000,000

 AA/Aa3

 City of Phoenix Civic Improvement Corp., 7/1/25

 4,627,320

 8,005,000

 AA/Aa3

 City of Phoenix Civic Improvement Corp., 7/1/26

 9,207,991

 10,000,000

 AA/Aa3

 City of Phoenix Civic Improvement Corp., 7/1/43

 10,640,100

 1,000,000

 A/A1

 Maricopa County Pollution Control Corp., 5.0%, 6/1/35

 1,026,150

 500,000

 BBB-/NR

 Pima County Industrial Development Authority, 6.1%, 6/1/45

 474,515

 19,000

 NR/Baa3

 Pima County Industrial Development Authority, 6.75%, 7/1/31

 18,660

 $

 31,330,410

 California - 12.8%

 10,000,000

 A/A3

 Alameda Corridor Transportation Authority, 10/1/31 (c)

 $

 3,825,100

 410,000

 AA-/A2

 Anaheim Public Financing Authority, 9/1/22 (c)

 286,471

 13,865,000

 AA-/A2

 Anaheim Public Financing Authority, 9/1/23 (c)

 9,165,736

 12,595,000

 AA-/A2

 Anaheim Public Financing Authority, 9/1/36 (c)

 3,114,618

 3,520,000

 CCC/NR

 California County Tobacco Securitization Agency, 6/1/33 (c)

 761,728

 1,000,000

 AAA/Aaa

 California Educational Facilities Authority, 5.25%, 4/1/40

 1,184,820

 2,000,000

 A/A3

 California Health Facilities Financing Authority, 5.625%, 7/1/32

 2,045,840

 4,000,000

 BBB/Baa2

 California Municipal Finance Authority, 5.25%, 2/1/37

 3,869,120

 4,875,000

 NR/Baa2

 California Statewide Communities Development Authority, 5.0%, 5/15/30

 4,836,682

 4,125,000

 NR/Baa2

 California Statewide Communities Development Authority, 5.0%, 5/15/38

 3,917,595

 6,455,000

 BBB+/Baa2

 California Statewide Communities Development Authority, 5.0%, 8/15/47

 5,767,542

 10,000,000

 AA-/Aa3

 California Statewide Communities Development Authority, 5.25%, 11/15/48

 10,047,600

 4,000,000

 NR/Baa1

 California Statewide Communities Development Authority, 5.375%, 12/1/37

 4,050,280

 10,000,000

 AA-/A1

 California Statewide Communities Development Authority, 5.75%, 7/1/47

 10,867,700

 4,000,000

 A/NR

 California Statewide Communities Development Authority, 5.75%, 8/15/38

 4,149,120

 1,000,000

 NR/A1

 Franklin-Mckinley School District, 6.0%, 7/1/16

 1,136,590

 2,100,000

 BBB-/WR

 Fresno Joint Powers Financing Authority, 4.75%, 9/1/28

 1,853,922

 15,000,000

 B-/B3

 Golden State Tobacco Securitization Corp., 5.125%, 6/1/47

 10,442,700

 3,000,000

 A-/Baa2

 Long Beach Bond Finance Authority, 5.5%, 11/15/37

 3,101,760

 2,180,000

 A/Baa1

 Pomona Unified School District, 6.55%, 8/1/29

 2,634,857

 1,000,000

 BBB+/NR

 Redding Redevelopment Agency, 4.5%, 9/1/26

 957,380

 3,000,000

 A-/NR

 Rialto Redevelopment Agency, 6.25%, 9/1/37

 3,119,010

 1,500,000

 AA-/Aa1

 San Jose Evergreen Community College District, 5.0%, 8/1/41

 1,556,310

 2,085,000

 NR/Aa2

 San Juan Unified School District, 5.0%, 8/1/25

 2,324,066

 1,500,000

 A/Ba2

 Santa Cruz County Redevelopment Agency, 6.625%, 9/1/29

 1,682,160

 1,405,000

 A+/Aa3

 Santa Maria Joint Union High School District, 8/1/27 (c)

 693,606

 3,750,000

 BB+/B3

 Tobacco Securitization Authority of Southern California, 5.0%, 6/1/37

 2,818,575

 1,125,000

 B+/B2

 Tobacco Securitization Authority of Southern California, 5.125%, 6/1/46

 805,972

 $

 101,016,860

 Colorado - 4.6%

 2,750,000

 5.25

 AA-/Aa3

 Colorado Health Facilities Authority, Floating Rate Note, 11/15/35

 $

 2,793,340

 15,000,000

 A/Baa1

 E-470 Public Highway Authority, 9/1/23 (c)

 9,572,100

 5,000,000

 A/Baa1

 E-470 Public Highway Authority, 9/1/27 (c)

 2,407,500

 12,500,000

 A-/Baa2

 Public Authority for Colorado Energy, 6.5%, 11/15/38

 14,283,875

 2,500,000

 NR/Baa3

 Regional Transportation District, 6.0%, 1/15/26

 2,658,525

 1,250,000

 NR/Baa3

 Regional Transportation District, 6.0%, 1/15/34

 1,285,612

 1,000,000

 NR/Baa3

 Regional Transportation District, 6.0%, 1/15/41

 1,005,150

 2,000,000

 NR/Baa3

 Regional Transportation District, 6.5%, 1/15/30

 2,136,380

 $

 36,142,482

 Connecticut - 1.1%

 4,795,000

 AAA/Aaa

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/42

 $

 5,004,733

 1,000,000

 NR/NR

 Connecticut State Health & Educational Facility Authority, 5.5%, 7/1/17

 1,001,760

 2,470,000

 B/NR

 Mohegan Tribe of Indians of Connecticut, 6.25%, 1/1/31

 2,469,926

 $

 8,476,419

 Delaware - 0.6%

 5,000,000

 NR/Baa3

 Delaware State Economic Development Authority, 5.375%, 10/1/45

 $

 4,692,400

 District of Columbia - 2.2%

 10,000,000

 BBB/Baa1

 District of Columbia Tobacco Settlement Financing Corp., 6.75%, 5/15/40

 $

 10,099,800

 7,950,000

 NR/A1

 District of Columbia, 4.25%, 6/1/37

 7,188,946

 $

 17,288,746

 Florida - 3.4%

 7,500,000

 NR/Baa1

 City of Tallahassee Florida, 6.375%, 12/1/30

 $

 7,503,150

 445,000

 NR/NR

 County of Madison Florida, 6.0%, 7/1/25

 412,039

 5,000,000

 A/A2

 County of Miami-Dade Florida Aviation Revenue, 5.5%, 10/1/41

 5,209,750

 3,000,000

 NR/Baa1

 Escambia County Health Facilities Authority, 6.0%, 8/15/36

 3,149,400

 1,390,000

 NR/NR

 Florida Development Finance Corp., 6.0%, 9/15/30

 1,312,355

 1,830,000

 A+/Aa3

 Greater Orlando Aviation Authority, 5.0%, 10/1/25

 2,022,845

 1,525,000

 BB/NR

 Lee County Industrial Development Authority Florida, 4.75%, 6/15/14

 1,542,431

 2,000,000

 BB/NR

 Lee County Industrial Development Authority Florida, 5.375%, 6/15/37

 1,845,140

 3,400,000

 NR/NR

 St. Johns County Industrial Development Authority, 6.0%, 8/1/45

 3,507,202

 $

 26,504,312

 Georgia - 2.1%

 5,750,000

 A/Baa1

 Burke County Development Authority, 7.0%, 1/1/23

 $

 6,729,225

 5,000,000

 A-/Baa2

 Main Street Natural Gas, Inc., 5.5%, 9/15/28

 5,261,400

 1,500,000

 A/A2

 Municipal Electric Authority of Georgia, 5.625%, 1/1/26

 1,716,975

 2,750,000

 AA/Aa2

 Private Colleges & Universities Authority, 5.0%, 10/1/43

 2,896,025

 $

 16,603,625

 Illinois - 3.4%

 3,000,000

 NR/NR

 Illinois Finance Authority, 5.1%, 8/15/31

 $

 3,002,190

 1,000,000

 BBB+/Baa1

 Illinois Finance Authority, 5.25%, 5/1/40

 985,850

 4,000,000

 BBB-/NR

 Illinois Finance Authority, 5.5%, 8/15/30

 4,083,600

 1,600,000

 AA-/A3

 Illinois Finance Authority, 6.0%, 8/15/25

 1,645,360

 1,000,000

 NR/NR

 Illinois Finance Authority, 6.125%, 5/15/27

 1,011,620

 5,000,000

 NR/Baa3

 Illinois Finance Authority, 6.5%, 4/1/39

 5,304,400

 20,000,000

 AAA/Baa1

 Metropolitan Pier & Exposition Authority, 6/15/39 (c)

 4,320,800

 5,000,000

 AA+/#Aaa

 Metropolitan Pier & Exposition Authority, 7.0%, 7/1/26 (Pre-Refunded)

 6,652,450

 $

 27,006,270

 Indiana - 2.6%

 3,500,000

 NR/A3

 Delaware County Hospital Authority Indiana, 5.0%, 8/1/24

 $

 3,638,985

 2,000,000

 AA/Aa2

 Indiana Bond Bank, 5.5%, 2/1/29

 2,179,500

 2,000,000

 BB-/B1

 Indiana Finance Authority, 6.0%, 12/1/26

 1,903,720

 5,000,000

 AA-/Aa3

 Indiana Health & Educational Facilities Financing Authority, 4.75%, 2/15/34

 4,935,450

 7,000,000

 AA-/Aa3

 Indiana Health & Educational Facilities Financing Authority, 5.0%, 2/15/39

 7,005,810

 500,000

 AA/Aa1

 Indianapolis Local Public Improvement Bond Bank, 6.0%, 1/10/20

 563,260

 335,000

 AA/NR

 Indianapolis Local Public Improvement Bond Bank, 6.75%, 2/1/14 (Pre-Refunded)

 342,085

 $

 20,568,810

 Louisiana - 2.6%

 6,000,000

 BBB-/Baa3

 Jefferson Parish Hospital Service District No. 2, 6.375%, 7/1/41

 $

 6,331,020

 615,000

 BBB+/Baa1

 Louisiana Local Government Environmental Facilities & Community Development Authority, 5.25%, 12/1/18

 608,247

 10,000,000

 NR/Baa1

 Louisiana Public Facilities Authority, 5.5%, 5/15/47

 10,080,900

 400,000

 A-/A3

 Louisiana State Citizens Property Insurance Corp., 5.0%, 6/1/24

 431,092

 500,000

 AA-/A2

 Louisiana State Citizens Property Insurance Corp., 5.0%, 6/1/24

 546,550

 2,400,000

 BBB/Baa1

 Parish of St. John the Baptist Louisiana, 5.125%, 6/1/37

 2,365,824

 $

 20,363,633

 Maine - 1.0%

 4,500,000

 NR/Ba1

 Maine Health & Higher Educational Facilities Authority, 6.75%, 7/1/36

 $

 4,757,625

 3,040,000

 NR/Ba1

 Maine Health & Higher Educational Facilities Authority, 6.95%, 7/1/41

 3,239,059

 $

 7,996,684

 Maryland - 1.5%

 3,000,000

 BB+/Ba2

 County of Frederick Maryland, 5.625%, 9/1/38

 $

 2,681,370

 900,000

 NR/NR

 Maryland Economic Development Corp., 5.0%, 12/1/16

 611,964

 400,000

 NR/NR

 Maryland Economic Development Corp., 5.0%, 12/1/16

 271,984

 1,000,000

 NR/NR

 Maryland Economic Development Corp., 5.0%, 12/1/31

 579,960

 1,200,000

 BB/NR

 Maryland Economic Development Corp., 5.75%, 9/1/25

 1,241,760

 2,000,000

 A/A3

 Maryland Economic Development Corp., 6.2%, 9/1/22

 2,359,880

 4,400,000

 NR/Baa3

 Maryland Health & Higher Educational Facilities Authority, 5.75%, 7/1/38

 4,264,128

 $

 12,011,046

 Massachusetts - 12.1%

 2,000,000

 NR/A2

 Massachusetts Development Finance Agency, 4.0%, 10/1/35

 $

 1,766,660

 2,500,000

 A+/Aa3

 Massachusetts Development Finance Agency, 4.0%, 9/1/49

 2,070,650

 1,000,000

 A-/A3

 Massachusetts Development Finance Agency, 5.0%, 10/1/21

 1,159,670

 1,000,000

 A-/A3

 Massachusetts Development Finance Agency, 5.0%, 10/1/22

 1,142,310

 1,000,000

 A-/A3

 Massachusetts Development Finance Agency, 5.0%, 10/1/30

 1,010,510

 4,000,000

 A/A1

 Massachusetts Development Finance Agency, 5.0%, 10/1/48

 4,048,080

 1,585,000

 AA+/Aa1

 Massachusetts Development Finance Agency, 5.0%, 6/1/25

 1,763,091

 4,200,000

 AA+/Aa1

 Massachusetts Development Finance Agency, 5.0%, 7/1/43

 4,435,368

 4,000,000

 BBB+/NR

 Massachusetts Development Finance Agency, 5.0%, 7/1/44

 3,665,880

 1,250,000

 A+/A1

 Massachusetts Development Finance Agency, 5.0%, 9/1/50

 1,258,000

 1,000,000

 BBB+/Baa1

 Massachusetts Development Finance Agency, 5.125%, 7/1/26

 1,044,790

 125,000

 BBB/Baa2

 Massachusetts Development Finance Agency, 5.15%, 10/1/14

 126,495

 1,680,000

 BBB/NR

 Massachusetts Development Finance Agency, 5.25%, 10/1/29

 1,695,674

 3,320,000

 BBB/NR

 Massachusetts Development Finance Agency, 5.25%, 10/1/37

 3,279,828

 1,980,000

 AA-/A1

 Massachusetts Development Finance Agency, 5.375%, 4/1/41

 2,052,290

 500,000

 BBB-/NR

 Massachusetts Development Finance Agency, 5.5%, 1/1/35

 464,485

 1,100,000

 BBB/Baa2

 Massachusetts Development Finance Agency, 5.625%, 10/1/24

 1,113,398

 1,000,000

 BBB/Baa2

 Massachusetts Development Finance Agency, 5.7%, 10/1/34

 1,006,450

 6,185,000

 A/WR

 Massachusetts Development Finance Agency, 5.75%, 1/1/42

 6,758,782

 2,400,000

 NR/NR

 Massachusetts Development Finance Agency, 6.25%, 10/15/17

 2,545,392

 1,000,000

 BBB/NR

 Massachusetts Development Finance Agency, 6.75%, 1/1/36

 1,107,190

 1,000,000

 BBB/NR

 Massachusetts Development Finance Agency, 7.0%, 7/1/42

 1,082,960

 2,000,000

 NR/A2

 Massachusetts Health & Educational Facilities Authority, 4.125%, 10/1/37

 1,785,240

 4,500,000

 BB/NR

 Massachusetts Health & Educational Facilities Authority, 4.625%, 8/15/28

 3,782,655

 3,750,000

 BBB+/Baa1

 Massachusetts Health & Educational Facilities Authority, 5.25%, 7/1/38

 3,757,500

 1,550,000

 BBB-/Baa3

 Massachusetts Health & Educational Facilities Authority, 5.25%, 7/15/18

 1,552,030

 2,335,000

 BBB-/Baa3

 Massachusetts Health & Educational Facilities Authority, 5.375%, 7/1/35

 2,327,365

 12,000,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32

 14,699,285

 1,000,000

 AA-/Aa3

 Massachusetts Port Authority, 5.0%, 7/1/32

 1,056,520

 1,000,000

 AA-/Aa3

 Massachusetts Port Authority, 5.0%, 7/1/33

 1,050,550

 7,000,000

 AA+/Aa2

 Massachusetts School Building Authority, 5.0%, 8/15/29

 7,716,240

 3,975,000

 AA/Aa2

 Massachusetts State College Building Authority, 5.0%, 5/1/28

 4,358,150

 2,000,000

 AAA/NR

 Town of Chatham Massachusetts, 3.5%, 6/15/37

 1,717,760

 4,500,000

 AA+/NR

 Town of Wilmington Massachusetts, 4.0%, 3/15/37

 4,163,670

 2,500,000

 AA-/Aa2

 University of Massachusetts Building Authority, 5.0%, 11/1/39

 2,609,350

 $

 95,174,268

 Michigan - 1.6%

 1,500,000

 BB-/NR

 John Tolfree Health System Corp., 6.0%, 9/15/23

 $

 1,447,710

 1,340,000

 NR/NR

 Meridian Economic Development Corp. Michigan, 5.25%, 7/1/26

 1,267,171

 3,235,000

 NR/NR

 Michigan Public Educational Facilities Authority, 5.875%, 6/1/37

 2,874,589

 2,000,000

 NR/NR

 Michigan State Hospital Finance Authority, 5.25%, 11/15/25

 1,839,560

 1,000,000

 NR/NR

 Michigan State Hospital Finance Authority, 5.5%, 11/15/35

 856,340

 4,850,000

 AA-/Aa2

 Wayne State University, 4.0%, 11/15/44

 4,137,147

 $

 12,422,517

 Mississippi - 1.5%

 7,950,000

 BBB-/Baa3

 County of Lowndes Mississippi, 6.8%, 4/1/22

 $

 8,812,336

 2,750,000

 BBB/Baa3

 County of Warren Mississippi, 5.8%, 5/1/34

 2,810,142

 $

 11,622,478

 Missouri - 1.0%

 1,000,000

 A/NR

 Missouri Development Finance Board, 5.0%, 11/1/33

 $

 1,003,890

 2,000,000

 A/NR

 Missouri Development Finance Board, 5.25%, 11/1/42

 2,012,360

 80,000

 NR/Aaa

 Missouri State Environmental Improvement & Energy Resources Authority, 5.125%, 1/1/20

 80,321

 5,795,000

 AA-/Aa3

 Missouri State Health & Educational Facilities Authority, 4.0%, 11/15/42

 4,910,799

 $

 8,007,370

 New Hampshire - 1.3%

 1,500,000

 NR/A2

 New Hampshire Health & Education Facilities Authority, 4.0%, 10/1/33

 $

 1,301,415

 5,000,000

 A-/NR

 New Hampshire Health & Education Facilities Authority, 5.0%, 10/1/32

 5,030,600

 3,750,000

 A-/NR

 New Hampshire Health & Education Facilities Authority, 5.0%, 10/1/37

 3,755,362

 $

 10,087,377

 New Jersey - 1.6%

 1,250,000

 BBB/Baa3

 Camden County Improvement Authority, 5.75%, 2/15/34

 $

 1,253,500

 475,000

 NR/NR

 New Jersey Economic Development Authority, 5.3%, 11/1/26

 419,354

 450,000

 NR/NR

 New Jersey Economic Development Authority, 5.375%, 11/1/36

 360,860

 3,000,000

 AAA/Aaa

 New Jersey Educational Facilities Authority, 5.0%, 7/1/39

 3,231,270

 5,115,000

 BBB-/Baa3

 New Jersey Health Care Facilities Financing Authority, 5.25%, 7/1/30

 5,143,951

 2,000,000

 A+/A1

 New Jersey Transportation Trust Fund Authority, 5.5%, 6/15/41

 2,097,040

 $

 12,505,975

 New Mexico - 0.1%

 1,000,000

 A/NR

 County of Dona Ana New Mexico, 5.25%, 12/1/25

 $

 1,011,460

 New York - 2.7%

 2,500,000

 A-/A3

 Albany Industrial Development Agency, 5.25%, 11/15/32

 $

 2,562,175

 6,000,000

 AAA/Aaa

 New York State Dormitory Authority, 5.0%, 10/1/41

 6,361,620

 5,515,000

 A/Baa1

 New York State Dormitory Authority, 5.25%, 7/1/24

 6,054,257

 1,000,000

 BBB-/Baa3

 Port Authority of New York & New Jersey, 6.0%, 12/1/36

 1,077,640

 3,400,000

 BBB-/Baa3

 Port Authority of New York & New Jersey, 6.0%, 12/1/42

 3,642,624

 1,500,000

 AA-/Aa3

 Port Authority of New York & New Jersey, 6.125%, 6/1/94

 1,655,085

 $

 21,353,401

 North Carolina - 0.8%

 250,000

 AAA/Aa1

 City of Raleigh North Carolina Combined Enterprise System Revenue, 4.0%, 3/1/32

 $

 239,902

 2,250,000

 A+/A1

 North Carolina Medical Care Commission, 4.0%, 11/1/46

 1,825,695

 5,000,000

 AA-/A1

 North Carolina Medical Care Commission, 4.0%, 12/1/45

 4,100,700

 $

 6,166,297

 Ohio - 4.5%

 10,000,000

 B-/B3

 Buckeye Tobacco Settlement Financing Authority, 5.75%, 6/1/34

 $

 7,578,400

 6,000,000

 B-/B3

 Buckeye Tobacco Settlement Financing Authority, 6.5%, 6/1/47

 4,895,760

 2,000,000

 AAA/Aaa

 City of Cincinnati Ohio Water System Revenue, 5.0%, 12/1/36

 2,108,160

 2,250,000

 AAA/Aaa

 City of Cincinnati Ohio Water System Revenue, 5.0%, 12/1/37

 2,366,910

 1,500,000

 NR/NR

 County of Cuyahoga Ohio, 6.0%, 5/15/37

 1,427,280

 1,500,000

 NR/NR

 County of Cuyahoga Ohio, 6.0%, 5/15/42

 1,410,360

 5,000,000

 NR/A3

 County of Lake Ohio, 6.0%, 8/15/43

 5,218,000

 10,000,000

 AA/A2

 JobsOhio Beverage System, 5.0%, 1/1/38

 10,192,200

 $

 35,197,070

 Oklahoma - 0.8%

 5,590,000

 A/Baa1

 McGee Creek Authority, 6.0%, 1/1/23

 $

 6,281,595

 Oregon - 0.8%

 3,000,000

 NR/Aa1

 Deschutes & Jefferson Counties School District No 2J Redmond Oregon, 3.0%, 6/15/32

 $

 2,465,490

 2,000,000

 AA+/NR

 Multnomah County School District No 40, 6/15/30 (c)

 874,920

 2,000,000

 AA+/NR

 Multnomah County School District No 40, 6/15/31 (c)

 822,780

 1,715,000

 AA+/NR

 Multnomah County School District No 40, 6/15/32 (c)

 659,040

 1,735,000

 A+/A1

 Oregon Health & Science University, 4.0%, 7/1/31

 1,609,542

 $

 6,431,772

 Pennsylvania - 5.0%

 2,190,000

 NR/WR

 Allentown Area Hospital Authority, 6.0%, 11/15/16 (Pre-Refunded)

 $

 2,309,486

 10,000,000

 A/Baa1

 Lehigh County Industrial Development Authority, 4.75%, 2/15/27

 10,048,000

 1,000,000

 BBB/NR

 Montgomery County Industrial Development Authority Pennsylvania, 5.0%, 12/1/24

 1,015,150

 1,000,000

 BBB/NR

 Montgomery County Industrial Development Authority Pennsylvania, 5.0%, 12/1/30

 991,970

 3,000,000

 BBB+/A3

 Northampton County General Purpose Authority, 5.5%, 8/15/40

 3,021,450

 1,000,000

 BBB-/Baa3

 Pennsylvania Higher Educational Facilities Authority, 5.0%, 7/1/42

 882,300

 1,000,000

 BB+/Baa3

 Pennsylvania Higher Educational Facilities Authority, 6.0%, 7/1/43

 974,200

 11,500,000

 0.83

 BBB+/WR

 Pennsylvania Higher Educational Facilities Authority, Floating Rate Note, 7/1/39

 7,835,985

 5,000,000

 A-/A3

 Pennsylvania Turnpike Commission, 5.3%, 12/1/41

 5,069,400

 2,000,000

 AA/Aa2

 Philadelphia Hospitals & Higher Education Facilities Authority, 4.5%, 7/1/37

 1,943,000

 5,000,000

 BB+/Ba2

 Philadelphia Hospitals & Higher Education Facilities Authority, 5.0%, 7/1/34

 4,099,950

 1,000,000

 AA-/A2

 Sports & Exhibition Authority of Pittsburgh and Allegheny County, 5.0%, 2/1/30

 1,035,030

 $

 39,225,921

 Puerto Rico - 0.0% †

 75,000

 NR/Baa3

 Puerto Rico Public Buildings Authority, 5.25%, 7/1/33 (Pre-Refunded)

 $

 77,795

 Rhode Island - 0.6%

 5,200,000

 BB/Ba1

 Tobacco Settlement Financing Corp. Rhode Island, 6.25%, 6/1/42

 $

 5,057,676

 South Carolina - 1.1%

 8,265,000

 AA-/A1

 South Carolina State Public Service Authority, 5.0%, 12/1/43

 $

 8,299,052

 500,000

 AA+/Aaa

 State of South Carolina, 5.0%, 4/1/20

 598,030

 $

 8,897,082

 South Dakota - 0.1%

 65,000

 NR/Aaa

 South Dakota Conservancy District, 5.625%, 8/1/17 (Pre-Refunded)

 $

 65,291

 1,000,000

 AA-/A1

 South Dakota Health & Educational Facilities Authority, 5.0%, 7/1/42

 993,880

 $

 1,059,171

 Texas - 7.2%

 7,100,000

 BBB-/Baa2

 Central Texas Regional Mobility Authority, 1/1/25 (c)

 $

 3,885,333

 3,000,000

 BBB-/Baa2

 Central Texas Regional Mobility Authority, 1/1/26 (c)

 1,521,210

 3,000,000

 BBB-/Baa2

 Central Texas Regional Mobility Authority, 1/1/27 (c)

 1,422,600

 2,500,000

 BB+/Baa3

 Central Texas Regional Mobility Authority, 6.75%, 1/1/41

 2,584,925

 8,285,000

 AA+/Aa2

 Dallas Area Rapid Transit, 5.25%, 12/1/29

 9,487,568

 10,000,000

 BBB+/A3

 Dallas County Utility & Reclamation District, 5.375%, 2/15/29

 10,799,200

 580,000

 AA-/NR

 Eagle Mountain & Saginaw Independent School District, 3.375%, 8/15/32

 487,484

 1,000,000

 NR/Baa3

 Harris County Cultural Education Facilities Finance Corp., 5.0%, 6/1/28

 966,630

 1,000,000

 NR/Baa3

 Harris County Cultural Education Facilities Finance Corp., 5.0%, 6/1/33

 948,340

 390,000

 AAA/Aaa

 Houston Higher Education Finance Corp., 5.0%, 5/15/40

 420,697

 2,000,000

 A-/A2

 North Texas Tollway Authority, 5.0%, 1/1/38

 2,009,240

 3,000,000

 A+/A1

 Richardson Hospital Authority, 6.0%, 12/1/34

 3,019,170

 1,000,000

 BBB/NR

 Seguin Higher Education Facilities Corp., 5.0%, 9/1/23 (Pre-Refunded)

 1,041,160

 4,000,000

 BBB/A3

 Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31

 3,815,600

 10,410,000

 NR/Baa3

 Texas Private Activity Bond Surface Transportation Corp., 7.0%, 6/30/40

 11,488,996

 2,255,000

 BBB/NR

 Texas State Public Finance Authority Charter School Finance Corp., 6.2%, 2/15/40

 2,357,219

 $

 56,255,372

 Utah - 0.2%

 1,115,000

 AA-/NR

 South Davis Recreational District, 4.0%, 1/1/24

 $

 1,192,359

 500,000

 BBB-/NR

 Utah State Charter School Finance Authority, 5.75%, 7/15/20

 523,965

 $

 1,716,324

 Vermont - 0.2%

 1,295,000

 BBB-/Baa

 Vermont Educational & Health Buildings Financing Agency, 5.0%, 7/1/24

 $

 1,275,860

 Virginia - 4.2%

 1,500,000

 NR/WR

 Prince William County Industrial Development Authority, 5.2%, 10/1/26 (Pre-Refunded)

 $

 1,530,195

 3,925,000

 NR/WR

 Prince William County Industrial Development Authority, 5.35%, 10/1/36 (Pre-Refunded)

 4,004,050

 13,990,000

 B-/B2

 Tobacco Settlement Financing Corp. Virginia, 5.0%, 6/1/47

 8,948,424

 4,000,000

 AAA/Aaa

 University of Virginia, 5.0%, 6/1/37

 4,317,920

 5,000,000

 AAA/Aaa

 University of Virginia, 5.0%, 6/1/43

 5,356,000

 7,500,000

 BBB+/Baa1

 Washington County Industrial Development Authority Virginia, 7.75%, 7/1/38

 8,545,575

 $

 32,702,164

 Washington - 8.4%

 1,000,000

 A+/NR

 City of Richland Washington Electric Revenue, 4.0%, 11/1/42

 $

 831,910

 10,000,000

 AA+/Aa1

 City of Seattle Washington, 4.0%, 9/1/37

 9,244,200

 1,500,000

 A/A1

 Franklin County Public Utility District, 5.0%, 9/1/38

 1,506,930

 10,000,000

 AA/NR

 FYI Properties, 5.5%, 6/1/39

 10,484,600

 10,000,000

 AAA/NR

 King County Housing Authority, 5.5%, 5/1/38

 10,303,000

 3,000,000

 A/A2

 King County Public Hospital District No. 1, 5.25%, 12/1/37

 3,094,740

 5,500,000

 BBB/Baa1

 Tobacco Settlement Authority of Washington, 6.625%, 6/1/32

 5,486,195

 5,600,000

 AA+/Aaa

 University of Washington, 5.0%, 6/1/37

 5,829,880

 1,000,000

 AA/Aa2

 Washington Health Care Facilities Authority, 4.25%, 10/1/37

 879,310

 10,000,000

 AA/Aa2

 Washington Health Care Facilities Authority, 4.25%, 10/1/40

 8,616,900

 5,000,000

 AA/Aa2

 Washington Health Care Facilities Authority, 5.25%, 10/1/33

 5,274,000

 2,400,000

 BBB/Baa2

 Washington Health Care Facilities Authority, 6.125%, 8/15/37

 2,489,616

 2,045,000

 NR/NR

 Washington State Housing Finance Commission, 5.25%, 1/1/17

 2,011,298

 $

 66,052,579

 Wisconsin - 0.6%

 1,430,000

 NR/A1

 Adams-Friendship Area School District, 6.5%, 4/1/16

 $

 1,621,920

 3,000,000

 A+/NR

 Wisconsin Health & Educational Facilities Authority, 5.125%, 8/15/35

 3,044,070

 $

 4,665,990

 Wyoming - 0.3%

 2,000,000

 A+/NR

 County of Laramie Wyoming, 5.0%, 5/1/37

 $

 1,999,920

 TOTAL MUNICIPAL BONDS

 (Cost $774,504,031)

 $

 776,647,281

 TOTAL INVESTMENT IN SECURITIES - 98.9%

 (Cost $775,144,031) (a)

 $

 777,287,281

 OTHER ASSETS & LIABILITIES - 1.1%

 $

 8,603,410

 TOTAL NET ASSETS - 100.0%

 $

 785,890,691

 †

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 30, 2013, the value of these securities amounted to $640,000 or 0.1% of total net assets.

 (Pre-Refunded)

Pre-refunded bonds have been collateralized by U.S. Treasury securities which are held in escrow and used to pay principal and interest on the tax-exempt issue and to retire the bonds in full at the earliest refunding date.

 (a)

 At September 30, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $772,645,265 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 29,525,468

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (24,883,452)

 Net unrealized appreciation

 $

 4,642,016

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security is issued with a zero coupon. Income is earned through accretion of discount.

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of September 30, 2013, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
-

$
640,000

$
-

$
640,000

 Municipal Bonds

-

776,647,281

-

776,647,281

 Total

$
-

$
777,287,281

$
-

$
777,287,281

 During the period ended September 30, 2013, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust II

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2013

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 29, 2013

* Print the name and title of each signing officer under his or her signature.